Details of treasury and other financial risks - Net debt and interest rate sensitivity (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Details of treasury and other financial risks [Line Items]
Impact 1% interest increase on the annualized net interest expense	€ 27	€ 23